Schedule of condensed statements of comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Net income	R$ 5,048,602	R$ 3,909,750	R$ 2,062,869
Post employment benefits	(3,257)
[custom:OtherComprehensiveIncomeNetOfTaxGainsLossesFromInvestmentsInEquityInstrument]	154,751
[custom:IncomeTaxRelatingToComponentsOfOtherComprehensiveIncomeThatWillNotBeReclassifiedToProfitOrLoss1]	1,107
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
[custom:OtherComprehensiveIncomeThatWillBeReclassifiedToProfitOrLossNetOfTax1]	152,601
[custom:ComprehensiveIncome1]	5,105,174
Companhia Paranaense De Energia Copel [Member]
Entity Information [Line Items]
Net income	R$ 4,952,573	3,904,202	1,989,946
Post employment benefits		(779)	(3,371)
[custom:OtherComprehensiveIncomeNetOfTaxGainsLossesFromInvestmentsInEquityInstrument]		(178,434)	(120,358)
[custom:IncomeTaxRelatingToComponentsOfOtherComprehensiveIncomeThatWillNotBeReclassifiedToProfitOrLoss1]		265	1,146
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
[custom:OtherComprehensiveIncomeThatWillBeReclassifiedToProfitOrLossNetOfTax1]		(178,948)	(127,457)
[custom:ComprehensiveIncome1]		R$ 3,725,254	R$ 1,862,489